Fair values of financial assets and liabilities - Schedule of Movement in Level 3 Financial Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	£ 558,394
At 31 December	563,440	£ 558,394
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	23	26
Losses (gains) recognised in the income statement within other income	3	(1)
Redemptions	(4)	(2)
At 31 December	22	23
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	£ 3	£ (1)